FINANCE LEASE OBLIGATIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Future minimum lease payments under non-cancellable capital lease arrangements
2020			¥ 31,782
2021	$ 4,142	¥ 27,027	27,027
Total minimum lease payment	4,142	27,027	58,809
Less: amount representing interest	(274)	(1,786)	(7,511)
Present value of remaining minimum lease payment	3,868	25,241	51,298
Less: current portion	$ 3,868	¥ 25,241	26,057
Non current portion			¥ 25,241